Other financial income / expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other financial income:
Interest on bank deposit	€ 3,045	€ 1,614	€ 1,246
Effect of discounting long term R&D incentives receivables		99	99
Currency exchange gain	1,797	8,150	636
Other finance income	34	87	7
Total other financial income	4,877	9,950	1,987
Other financial expenses:
Interest expenses	(936)	(47)	(46)
Currency exchange loss	(29,176)	(1,453)	(1,310)
Other finance charges	(469)	(191)	(182)
Total other financial expense	(30,582)	(1,692)	(1,539)
Total other net financial expense (-)/ income	€ (25,705)	€ 8,257	€ 448